STOCKHOLDERS' EQUITY (Details) - DB Option Agreement Warrants - DB Option Agreement [Member]	1 Months Ended
Mar. 31, 2016 USD ($) $ / shares shares
STOCKHOLDERS' EQUITY (Details) - DB Option Agreement Warrants [Line Items]
Warrants to purchase | shares	100,000
ExercisePrice (in Dollars per share) | $ / shares	$ 0.67
Warrants, Expiration Period	5 years
Warrants, Fair Value (in Dollars) | $	$ 55,100